FAIR VALUE MEASUREMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits	$ 188,459	¥ 1,220,797	¥ 415,903
Total fair value	232,169	1,503,944	525,903
Structured Deposit [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	7,030	45,540	70,182
Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	37,149	240,646	80,000
Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	$ 6,561	¥ 42,501	¥ 30,000
Quoted prices in active markets for identical assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits
Total fair value
Quoted prices in active markets for identical assets (Level 1) [Member] | Structured Deposit [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments
Quoted prices in active markets for identical assets (Level 1) [Member] | Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents
Quoted prices in active markets for identical assets (Level 1) [Member] | Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents
Significant other observable inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits		¥ 1,220,797	¥ 415,903
Total fair value		1,503,944	525,903
Significant other observable inputs (Level 2) [Member] | Structured Deposit [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments		45,540	70,182
Significant other observable inputs (Level 2) [Member] | Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents		240,646	80,000
Significant other observable inputs (Level 2) [Member] | Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents		¥ 42,501	¥ 30,000
Significant unobservable inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits
Total fair value
Significant unobservable inputs (Level 3) [Member] | Structured Deposit [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments
Significant unobservable inputs (Level 3) [Member] | Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents
Significant unobservable inputs (Level 3) [Member] | Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents